Related Party Disclosures - Summary of Key Management Including Board Of Directors And Executive Management Compensation (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	SFr 3,506	SFr 3,071	SFr 2,557
Payroll expenses related to restricted stock		951	170
Pension	227	264	293
Share-based compensation	535	251	259
Total	SFr 4,268	SFr 4,537	SFr 3,279